Tax (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023
Income taxes paid (refund) [abstract]
Profit before tax	£ 3,324	£ 3,633	£ 3,870
UK corporation tax rate	25.00%			23.50%
UK corporation tax thereon at 25.0 per cent (2023: 23.5 per cent)	£ (831)	(854)	(909)
Impact of surcharge on banking profits	(83)	(164)	(141)
Non-deductible costs: conduct charges	4	(27)	(2)
Non-deductible costs: bank levy	0	(35)	0
Other non-deductible costs	(39)	(26)	(80)
Non-taxable income	27	53	27
Tax relief on coupons on other equity instruments	67	64	60
Tax-exempt gains on disposals	33	8	27
Tax losses where no deferred tax recognised	(2)	(2)	0
Remeasurement of deferred tax due to rate changes	3	(6)	(8)
Differences in overseas tax rates	0	1	5
Policyholder tax	(46)	(24)	(37)
Deferred tax asset in respect of life assurance expenses	0	20	64
Adjustments in respect of prior years	(12)	11	(11)
Tax effect of share of results of joint ventures	(1)	2	(1)
Tax expense	£ (880)	£ (979)	£ (1,006)